Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Income (loss) before income taxes	$ 1,150,637	$ (683,299)
Statutory tax rate	27.00%	26.00%
Expected income tax expense (recovery) at the statutory tax rate	$ 310,672	$ (177,658)
Items not deductible for tax and other	618,099	110,724
Change in valuation allowance	(928,771)	199,596
Income tax recovery	$ 0	$ 0